Fresh-Start Accounting - Changes in Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Net Increase in Accounts Payable and Accrued Expenses
Other	$ 0	$ 3,373
Accounts payable and accrued expenses	$ 117,801	$ 97,877	$ 116,512
Reorganization Adjustments
Net Increase in Accounts Payable and Accrued Expenses
Recognition of payables for the general unsecured claims Cash Distribution Pool			35,000
Recognition of payables for the professional fees escrow account			17,860
Recognition of payable for ad valorem tax liability			7,666
Net change of other professional fees payable			(8,161)
Other			6
Accounts payable and accrued expenses			$ 52,371